COMMITMENTS	12 Months Ended
Feb. 28, 2015
COMMITMENTS [Abstract]
COMMITMENTS

16. COMMITMENTS

        Future minimum operating lease payments which relate to office and warehouse space in various countries as at February 28, 2015 per fiscal year are as follows:

2016	1,527
2017	1,087
2018	86
Thereafter	—

2,700

        On January 21, 2014, the Company subleased a portion of its Kanata office space and as such has recorded, during the year ended February 28, 2014, net rent expense of $84 representing the present value of the Company's estimated remaining rent expense for the duration of the lease after taking into account estimated future sublease income and deferred rent on the facility.